Other Financial Assets - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Related parties [member]
Disclosure of financial assets [Line Items]
Other financial assets	₩ 2,000	₩ 2,750